Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Net book value of property, plant and equipment	$ 1,721,628	$ 1,456,148	$ 1,156,950
Provision for obsolescence of materials and equipment	(12,576)	(11,267)	(6,610)
Provision for impairment of property, plant and equipment	(66,793)	(65,354)	(81,329)
Property, plant and equipment net	$ 1,642,259	$ 1,379,527	$ 1,069,011